Income Taxes (Detail)	Dec. 31, 2014 USD ($)
Deferred tax assets
Intangibles	$ 731,622
Net operating loss carryforwards	441,622
Research and development tax credit carryforwards	28,288
Accruals	204,608
Other	1,373
Total deferred tax assets	1,407,513
Less valuation allowance	(1,407,513)
Net deferred tax assets	$ 0